Debt (Tables)	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Debt
Schedule of outstanding debt

Our outstanding debt is detailed in the table below (in millions):

		The Michaels Companies, Inc.			Michaels Stores, Inc.
	Interest Rate	November 1, 2014	February 1, 2014	November 2, 2013	November 1, 2014	February 1, 2014	November 2, 2013
Senior secured term loan	Variable	$2,460	$1,628	$1,632	$2,460	$1,628	$1,632
Senior notes	7.75%	—	1,006	1,007	—	1,006	1,007
Senior subordinated notes	5.875%	515	260	—	515	260	—
Senior subordinated notes	11.375%	—	—	255	—	—	255
Asset-based revolving credit facility	Variable	—	—	187	—	—	187
PIK notes	7.50% / 8.25%	361	800	800	—	—	—

Total debt		3,336	3,694	3,881	2,975	2,894	3,081

Less current portion		(205)	(16)	(203)	(25)	(16)	(203)

Long-term debt		$3,131	$3,678	$3,678	$2,950	$2,878	$2,878

		The Michaels Companies, Inc.		Michaels Stores, Inc.
(In millions)	Interest rate	February 1, 2014	February 2, 2013	February 1, 2014	February 2, 2013

Senior secured term loan	Variable	$1,628	$1,640	$1,628	$1,640
Senior notes	7.750%	1,006	1,007	1,006	1,007
Senior subordinated notes	5.875%	260	—	260	—
Senior subordinated notes	11.375%	—	393	—	393
Asset-based revolving credit facility	Variable	—	1	—	1
PIK Notes	7.50% / 8.25%	800	—	—	—

Total debt		3,694	3,041	2,894	3,041
Less current portion		16	150	16	150

Long-term debt		$3,678	$2,891	$2,878	$2,891